Operating leases (FY)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Operating leases
Note 8 – Operating leases

The table below presents certain information related to the lease costs for operating leases (in thousands):

	Year ended December 31
	2020	2019
Operating lease costs	$307	$369
Short-term lease costs	130	115
Variable lease costs	27	31
Total operating lease costs	$464	$515

The following table presents weighted-average terms for our operating leases:

	Year ended December 31
	2020	2019
Weighted-average remaining lease term	1.9	2.6
Weighted-average discount rate	12.5%	12.5%

The following table presents the maturities of operating lease liabilities as of December 31, 2020 (in thousands):

2021	$204
2022	186
2023	7
Total maturities of operating lease liabilities	397
Less: imputed interest	40
Present value of future minimum lease payments	$357